GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13  -  GENERAL AND ADMINISTRATIVE EXPENSES

Composition:
	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Salaries and related expenses	1,506	1,839	1,395
Share-based compensation, net	95	(299)	610
Professional services	705	833	414
Office rent and maintenance	180	163	161
Depreciation	17	10	10
Others	1,092	899	574
Total general and administrative expenses	3,595	3,445	3,164